Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$252	$303,904
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	157	162,252
4.20%, 06/01/30 (Call 03/01/30)	187	217,864
		684,020
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	90	92,920
5.15%, 05/01/30 (Call 02/01/30)	810	964,321
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	240	275,203
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	90	91,569
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)(a)	212	253,736
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)(a)	295	304,080
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	120	123,583
		2,105,412
Agriculture — 1.2%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)(a)	235	253,121
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	154	172,717
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	225	262,469
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	175	172,561
2.10%, 05/01/30 (Call 02/01/30)	227	230,498
		1,091,366
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)(a)	137	142,311
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	4	4,593
		146,904
Apparel — 0.8%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	333	365,897
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	230	248,354
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	145	155,631
		769,882
Auto Manufacturers — 1.0%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	225	220,037
General Motors Financial Co. Inc., 3.60%, 06/21/30 (Call 03/21/30)	310	340,448
Toyota Motor Credit Corp.
2.15%, 02/13/30	104	108,594
3.38%, 04/01/30	205	233,718
		902,797
Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	65	71,044
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	161	166,952
		237,996
Banks — 7.1%
Banco Santander SA
2.75%, 12/03/30	205	206,698
3.49%, 05/28/30	320	349,821
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	105	123,804
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	152	158,025
3.25%, 04/30/30 (Call 01/30/30)	175	192,155
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	65	69,035
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	162	202,354
Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	$416	$436,051
3.80%, 03/15/30 (Call 12/15/29)	549	623,428
HSBC Holdings PLC, 4.95%, 03/31/30	580	705,709
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)(a)	170	180,411
JPMorgan Chase & Co., 8.75%, 09/01/30	40	61,094
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	205	206,792
2.56%, 02/25/30	342	359,298
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	230	235,872
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	440	466,567
State Street Corp., 2.40%, 01/24/30	224	237,946
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	360	365,307
2.14%, 09/23/30	110	108,363
2.75%, 01/15/30	292	310,160
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	190	207,362
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	257	265,170
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)(a)	221	225,610
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)(a)	275	268,260
Westpac Banking Corp., 2.65%, 01/16/30	136	147,942
		6,713,234
Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)	440	494,622
Coca-Cola Co. (The)
1.65%, 06/01/30	447	447,183
3.45%, 03/25/30	122	139,696
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	132	139,351
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	192	204,430
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	162	164,634
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	158	173,773
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	220	220,601
2.75%, 03/19/30 (Call 12/19/29)	257	280,469
		2,264,759
Biotechnology — 1.5%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	296	309,572
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	325	330,502
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)(a)	225	221,355
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	345	333,660
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)(b)	253	251,798
		1,446,887
Building Materials — 1.1%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	462	488,824
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	30	29,645
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	65	67,104
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	91	90,442
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	140	157,953
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	185	206,599
		1,040,567

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.9%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	$183	$189,478
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)(a)	175	176,901
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	189	234,708
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	75	78,186
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	167	159,909
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	170	173,349
3.38%, 05/01/30 (Call 02/01/30)	105	116,147
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	195	209,660
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	130	137,149
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	132	136,485
Westlake Chemical Corp., 3.38%, 06/15/30 (Call 03/15/30)	132	144,705
		1,756,677
Commercial Services — 1.9%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	152	147,215
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	195	214,167
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	13	13,477
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	170	185,470
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	275	291,283
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)	200	209,930
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	260	273,702
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	244	263,352
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	222	213,531
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	18	18,042
		1,830,169
Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	200	202,998
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	133	128,936
1.65%, 05/11/30 (Call 02/11/30)	292	293,042
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	190	246,839
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	255	273,842
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	292	294,038
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	215	247,327
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	95	100,205
		1,787,227
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)	110	117,936
Procter & Gamble Co. (The)
1.20%, 10/29/30	92	89,138
3.00%, 03/25/30	259	288,832
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	35	34,367
		530,273
Diversified Financial Services — 3.9%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	70	76,675
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	135	139,500
3.13%, 12/01/30 (Call 09/01/30)	210	218,169
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	250	293,825
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	108	105,971
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)	107	132,115
Security	Par (000)	Value

Diversified Financial Services (continued)
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	$144	$140,914
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)	450	529,177
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	289	291,760
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	257	293,692
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	340	389,191
Nomura Holdings Inc.
2.68%, 07/16/30(a)	340	348,323
3.10%, 01/16/30	205	217,279
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	161	195,198
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	60	67,912
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	268	278,634
		3,718,335
Electric — 6.9%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	172	171,926
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	56	54,567
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	101	98,813
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	129	131,678
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	261	299,672
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)(a)	78	80,926
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	115	123,266
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	125	129,591
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	157	175,791
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	329	364,835
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	195	203,369
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	5	5,376
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	107	112,494
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)(a)	252	260,581
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	47	46,755
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	115	117,126
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	160	169,683
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	78	76,274
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	67	69,216
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	170	166,056
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	245	283,330
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)(a)	102	105,207
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	65	74,271
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	60	62,683
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	103	107,507
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)	440	451,898
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	27	31,617
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	77	81,829
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	160	176,698
3.30%, 03/15/30 (Call 09/15/29)	36	39,842
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	100	108,832
Pacific Gas & Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	583	622,638

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	$72	$76,884
Public Service Electric & Gas Co., 2.45%, 01/15/30 (Call 10/15/29)	75	79,433
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	202	194,473
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	145	164,500
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	172	169,513
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	140	140,832
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	280	314,401
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	55	53,421
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	67	72,977
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	97	94,903
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	134	149,402
		6,515,086
Electrical Components & Equipment — 0.3%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	140	140,383
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	110	112,560
		252,943
Electronics — 1.0%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	170	171,231
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	170	181,897
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	170	198,721
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)(a)	210	216,239
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	145	157,527
		925,615
Environmental Control — 0.3%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	192	198,217
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	46	48,420
		246,637
Food — 2.7%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)	160	163,670
Conagra Brands Inc., 8.25%, 09/15/30	55	82,089
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)(a)	250	269,418
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	125	126,144
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	128	129,213
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	183	195,713
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)(a)	185	192,435
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)(a)	182	184,992
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	131	133,680
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	140	146,012
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	352	376,172
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	50	52,014
5.95%, 04/01/30 (Call 01/01/30)(a)	345	447,851
		2,499,403
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	125	141,506
Gas — 0.8%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	62	60,746
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	277	310,589
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	57	57,374
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	176	185,027
Security	Par (000)	Value

Gas (continued)
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	$127	$129,607
		743,343
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	110	115,587
Health Care - Products — 1.8%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	135	132,715
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	82	95,507
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	291	306,088
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	160	173,462
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	180	178,816
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	197	198,692
Thermo Fisher Scientific Inc., 4.50%, 03/25/30 (Call 12/25/29)	309	373,145
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30 (Call 12/20/29)	195	217,199
		1,675,624
Health Care - Services — 1.9%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	5	5,183
Anthem Inc., 2.25%, 05/15/30 (Call 02/15/30)	294	302,058
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	110	114,344
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	28	27,929
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	45	50,112
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)(a)	152	160,890
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	141	172,085
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	130	139,888
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	92	103,432
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	180	185,886
UnitedHealth Group Inc., 2.00%, 05/15/30	337	345,425
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	200	203,842
		1,811,074
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	60	65,312
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	165	176,462
		241,774
Household Products & Wares — 0.5%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 01/30/30)	105	110,043
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	120	120,004
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	202	226,020
		456,067
Insurance — 5.2%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	292	333,604
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	35	39,245
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)(a)	154	149,714
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)	50	62,043
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	395	437,514
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	255	272,506
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	150	165,759
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	105	134,764
AXA SA, 8.60%, 12/15/30	190	288,298
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	105	103,971
1.85%, 03/12/30 (Call 12/12/29)	187	191,258
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	185	227,476

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	$125	$120,948
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	125	124,964
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)	180	209,268
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	150	164,131
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	115	129,841
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	87	87,785
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	52	53,158
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	30	30,479
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	114	123,728
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	151	165,464
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)(a)	271	279,287
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	239	290,383
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	154	156,937
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	80	89,244
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)(a)	97	99,817
Prudential PLC, 3.13%, 04/14/30(a)	130	142,082
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)(a)	185	200,782
		4,874,450
Internet — 2.2%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)	247	238,269
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	375	371,700
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30)	130	141,525
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	368	443,672
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	202	212,954
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	232	243,361
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	120	128,605
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	100	96,143
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	150	151,698
		2,027,927
Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	97	102,926
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	90	89,963
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	189	209,096
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	310	331,892
		733,877
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	147	180,084
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	275	319,025
		499,109
Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	237	254,867
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)(a)	163	182,397
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	165	175,501
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	140	149,864
John Deere Capital Corp., 2.45%, 01/09/30	17	18,163
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	70	75,389
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	361	380,934
		1,237,115
Manufacturing — 1.1%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	117	130,236
Security	Par (000)	Value

Manufacturing (continued)
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	$255	$268,485
General Electric Co., 3.63%, 05/01/30 (Call 02/01/30)	430	484,739
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	100	106,935
		990,395
Media — 2.5%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	316	335,655
3.40%, 04/01/30 (Call 01/01/30)	339	378,334
4.25%, 10/15/30 (Call 07/15/30)	369	438,538
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	285	314,475
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)(a)	260	289,476
ViacomCBS Inc., 7.88%, 07/30/30	185	266,256
Walt Disney Co. (The), 3.80%, 03/22/30	288	333,256
		2,355,990
Mining — 0.3%
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	252	256,271
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	60	66,152
		322,423
Oil & Gas — 4.1%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	200	198,104
3.63%, 04/06/30 (Call 01/06/30)	357	404,620
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)	160	167,706
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	306	320,648
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)(b)	117	127,513
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	265	317,242
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)(a)	419	448,351
3.48%, 03/19/30 (Call 12/19/29)	385	437,452
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)(a)	132	142,225
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	245	242,486
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	295	286,646
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)(a)	395	426,197
Tosco Corp., 8.13%, 02/15/30	30	43,831
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	290	314,644
		3,877,665
Oil & Gas Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	100	119,400
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	249	261,468
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	241	255,973
		636,841
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	105	109,570
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	115	124,797
WestRock MWV LLC, 8.20%, 01/15/30(a)	70	100,096
		334,463
Pharmaceuticals — 4.8%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	125	132,157
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	315	305,279
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	220	234,285

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)	$255	$250,265
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	382	397,227
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	260	255,143
3.75%, 04/01/30 (Call 01/01/30)	370	420,694
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	164	161,712
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)(a)	217	214,897
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	315	331,424
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)	205	214,559
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	169	170,758
2.63%, 04/01/30 (Call 01/01/30)	293	317,539
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	502	504,610
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(b)	348	357,222
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	220	222,477
		4,490,248
Pipelines — 2.9%
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)	360	392,738
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)(a)	257	275,262
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	112	122,264
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	358	367,032
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	181	191,831
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)	95	102,963
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	325	380,169
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)(a)	320	370,906
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	225	245,318
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)(a)	215	237,607
		2,686,090
Real Estate Investment Trusts — 7.1%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	90	95,586
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	105	127,197
4.90%, 12/15/30 (Call 09/15/30)	155	192,084
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	120	125,549
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	129	126,770
2.10%, 06/15/30 (Call 03/15/30)	198	198,150
2.90%, 01/15/30 (Call 10/15/29)	255	271,442
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)	179	185,804
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	198	210,195
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	215	245,343
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	109	117,676
Crown Castle International Corp., 3.30%, 07/01/30 (Call 04/01/30)	240	261,422
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	82	87,477
CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/01/30 (Call 08/01/30)	140	135,374
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	184	180,677
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)	$262	$263,879
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)(a)	143	150,526
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	140	149,929
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)(a)	110	122,386
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/17/29)	196	214,024
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 09/15/29)	77	79,058
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	66	71,471
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	186	201,460
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	160	170,955
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	105	111,609
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)	52	56,228
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	85	90,927
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	113	118,300
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)(a)	95	98,959
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)(a)	170	171,741
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	55	58,517
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	75	77,633
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(a)	25	25,985
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	185	177,570
2.25%, 04/15/30 (Call 01/15/30)	285	296,656
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	115	129,973
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	67	76,100
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	110	108,447
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	231	243,811
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	55	59,572
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	90	92,705
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	92	100,907
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	125	133,049
4.75%, 11/15/30 (Call 08/15/30)	40	48,270
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	167	180,360
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	250	287,577
		6,729,330
Retail — 4.5%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	184	207,642
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	138	165,049
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	173	199,571
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	140	137,973
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	284	283,901
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	259	290,616
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	170	167,550
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	411	444,871
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	255	249,500
4.50%, 04/15/30 (Call 01/15/30)	298	356,483
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	109	111,887
3.60%, 07/01/30 (Call 04/01/30)	216	245,594
Nordstrom Inc., 4.38%, 04/01/30 (Call 01/01/30)	35	36,750
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	120	140,728

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	$151	$155,358
2.55%, 11/15/30 (Call 08/15/30)	305	321,211
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	231	244,520
2.65%, 09/15/30 (Call 06/15/30)	82	89,021
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	83	96,323
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	147	143,221
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)	65	70,623
Walmart Inc., 7.55%, 02/15/30	82	121,148
		4,279,540
Semiconductors — 3.8%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	167	167,549
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	575	652,677
5.00%, 04/15/30 (Call 01/15/30)	455	542,901
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)(a)	373	435,064
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	232	236,408
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	247	290,524
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	309	337,270
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(b)	289	319,753
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	222	229,546
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	218	220,546
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	155	160,079
		3,592,317
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	185	213,693
Software — 2.9%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	89	84,669
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	208	218,783
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	137	146,681
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	232	247,226
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	260	273,400
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	97	97,011
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	548	585,094
3.25%, 05/15/30 (Call 02/15/30)	220	240,398
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	230	230,419
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	405	386,860
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	223	268,349
		2,778,890
Telecommunications — 6.9%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	219	232,173
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	690	804,692
British Telecommunications PLC, 9.63%, 12/15/30	445	686,626
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	733	1,107,130
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	75	73,250
Koninklijke KPN NV, 8.38%, 10/01/30(a)	104	149,775
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	225	225,079
Telefonica Europe BV, 8.25%, 09/15/30	295	434,927
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)	1,397	1,578,638
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	$196	$190,008
1.68%, 10/30/30 (Call 07/30/30)	154	149,223
3.15%, 03/22/30 (Call 12/22/29)	426	464,238
7.75%, 12/01/30	90	132,819
Vodafone Group PLC, 7.88%, 02/15/30	200	288,744
		6,517,322
Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	35	39,106
Transportation — 1.0%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	149	150,192
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	196	204,195
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	205	242,138
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	194	203,104
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	128	156,402
		956,031
Trucking & Leasing — 0.2%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	175	200,027
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	107	115,465
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	115	121,316
		236,781
Total Corporate Bonds & Notes — 99.0%
(Cost: $92,629,129)		93,260,794

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	9,466	9,470,280
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	380	380,000
		9,850,280

Total Short-Term Investments — 10.5%
(Cost: $9,850,622)		9,850,280

Total Investments in Securities — 109.5%
(Cost: $102,479,751)		103,111,074

Other Assets, Less Liabilities — (9.5)%		(8,947,869)

Net Assets — 100.0%		$94,163,205

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$9,470,989	(a)	$—	$(367)	$(342)	$9,470,280	9,466	$8,510	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	220,000	(a)	—	—	—	380,000	380	33		—
					$(367)	$(342)	$9,850,280		$8,543		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$93,260,794	$—	$93,260,794
Money Market Funds	9,850,280	—	—	9,850,280
	$9,850,280	$93,260,794	$—	$103,111,074